SUBSEQUENT EVENTS (Narrative) (Details) - Subsequent Event [Member] - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Jul. 31, 2024
Gilead Sciences, Inc [Member]
Subsequent Event [Line Items]
Clearance triggered mlestone payment	$ 30,000
Plan 2010 [Member]
Subsequent Event [Line Items]
Number of shares reserved for issuance		300,000
Employee Share Purchase Plan [Member]
Subsequent Event [Line Items]
Number of shares reserved for issuance		114,146